Changes To Comparative Data - Summary of Changes to Comparative Data (Detail) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of reclassifications or changes in presentation [line items]
Net interest income		£ 3,803	£ 3,582		£ 3,575
Non-interest income		1,109	1,213		998
Total operating income		4,912	4,795		4,573
Operating expenses before impairment losses, provisions and (charges)/releases		(2,499)	(2,414)		(2,400)
Impairment (losses)/releases on loans and advances		(203)	(67)		(66)
Provisions for other liabilities and (charges)/releases	£ (35)	(393)	(397)		(762)
Total operating impairment losses, provisions and (charges)/releases		(596)	(464)		(828)
Profit before tax		1,817	1,917		1,345
Revenue from external customers		4,912	4,795		4,573
Customer loans		200,324	200,156		198,634
Total assets		314,765	302,511	[1]	280,775
Customer deposits		175,921	172,351		162,255
Total liabilities		298,560	287,058		265,747
Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Total assets					(631)
Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					3,575
Non-interest income					998
Total operating income					4,573
Operating expenses before impairment losses, provisions and (charges)/releases					(2,400)
Impairment (losses)/releases on loans and advances					(66)
Provisions for other liabilities and (charges)/releases					(762)
Total operating impairment losses, provisions and (charges)/releases					(828)
Profit before tax					1,345
Revenue from external customers					4,573
Customer loans					198,634
Total assets					281,406
Customer deposits					162,255
Total liabilities					265,747
Retail Banking [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income		3,302	3,140		3,097
Non-interest income		615	562		526
Total operating income		3,917	3,702		3,623
Operating expenses before impairment losses, provisions and (charges)/releases		(1,871)	(1,800)		(1,898)
Impairment (losses)/releases on loans and advances		(36)	(20)		(90)
Provisions for other liabilities and (charges)/releases		(342)	(338)		(728)
Total operating impairment losses, provisions and (charges)/releases		(378)	(358)		(818)
Profit before tax		1,668	1,544		907
Revenue from external customers		4,505	4,369		4,529
Customer loans		168,991	168,638		167,093
Total assets		174,524	175,100		173,479
Customer deposits		149,315	148,063		140,358
Total liabilities		150,847	149,793		143,157
Retail Banking [member] | Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					112
Non-interest income					5
Total operating income					117
Operating expenses before impairment losses, provisions and (charges)/releases					(115)
Impairment (losses)/releases on loans and advances					(14)
Provisions for other liabilities and (charges)/releases					(1)
Total operating impairment losses, provisions and (charges)/releases					(15)
Profit before tax					(13)
Revenue from external customers					94
Customer loans					2,263
Total assets					1,632
Customer deposits					3,026
Total liabilities					3,026
Retail Banking [member] | Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					2,985
Non-interest income					521
Total operating income					3,506
Operating expenses before impairment losses, provisions and (charges)/releases					(1,783)
Impairment (losses)/releases on loans and advances					(76)
Provisions for other liabilities and (charges)/releases					(727)
Total operating impairment losses, provisions and (charges)/releases					(803)
Profit before tax					920
Revenue from external customers					4,435
Customer loans					164,830
Total assets					171,847
Customer deposits					137,332
Total liabilities					140,131
Retail Banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income		(588)	(667)		(906)
Retail Banking [member] | Elimination of Intersegment Amounts [member] | Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income					23
Retail Banking [member] | Elimination of Intersegment Amounts [member] | Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income					(929)
Commercial Banking [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income		395	383		399
Non-interest income		74	76		91
Total operating income		469	459		490
Operating expenses before impairment losses, provisions and (charges)/releases		(223)	(215)		(217)
Impairment (losses)/releases on loans and advances		(13)	(29)		(25)
Provisions for other liabilities and (charges)/releases		(55)	(26)		(23)
Total operating impairment losses, provisions and (charges)/releases		(68)	(55)		(48)
Profit before tax		178	189		225
Revenue from external customers		631	644		626
Customer loans		19,391	19,381		18,680
Total assets		19,391	19,381		18,680
Customer deposits		18,697	17,203		15,076
Total liabilities		18,697	17,203		15,076
Commercial Banking [member] | Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					(61)
Non-interest income					(18)
Total operating income					(79)
Operating expenses before impairment losses, provisions and (charges)/releases					115
Impairment (losses)/releases on loans and advances					14
Provisions for other liabilities and (charges)/releases					1
Total operating impairment losses, provisions and (charges)/releases					15
Profit before tax					51
Revenue from external customers					(94)
Customer loans					(2,263)
Total assets					(2,263)
Customer deposits					(3,026)
Total liabilities					(3,026)
Commercial Banking [member] | Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					460
Non-interest income					109
Total operating income					569
Operating expenses before impairment losses, provisions and (charges)/releases					(332)
Impairment (losses)/releases on loans and advances					(39)
Provisions for other liabilities and (charges)/releases					(24)
Total operating impairment losses, provisions and (charges)/releases					(63)
Profit before tax					174
Revenue from external customers					720
Customer loans					20,943
Total assets					20,943
Customer deposits					18,102
Total liabilities					18,102
Commercial Banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income		(162)	(185)		(136)
Commercial Banking [member] | Elimination of Intersegment Amounts [member] | Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income					(15)
Commercial Banking [member] | Elimination of Intersegment Amounts [member] | Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income					(151)
Global Corporate Banking [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income		74	73		52
Non-interest income		364	312		303
Total operating income		438	385		355
Operating expenses before impairment losses, provisions and (charges)/releases		(304)	(280)		(287)
Impairment (losses)/releases on loans and advances		(174)	(21)		13
Provisions for other liabilities and (charges)/releases		(11)	(12)		(14)
Total operating impairment losses, provisions and (charges)/releases		(185)	(33)		(1)
Profit before tax		(51)	72		67
Revenue from external customers		506	466		437
Customer loans		6,037	5,659		5,470
Total assets		51,078	39,777		36,593
Customer deposits		4,546	4,054		3,013
Total liabilities		45,603	36,506		32,290
Global Corporate Banking [member] | Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					(20)
Non-interest income					(4)
Total operating income					(24)
Profit before tax					(24)
Global Corporate Banking [member] | Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					72
Non-interest income					307
Total operating income					379
Operating expenses before impairment losses, provisions and (charges)/releases					(287)
Impairment (losses)/releases on loans and advances					13
Provisions for other liabilities and (charges)/releases					(14)
Total operating impairment losses, provisions and (charges)/releases					(1)
Profit before tax					91
Revenue from external customers					437
Customer loans					5,470
Total assets					36,593
Customer deposits					3,013
Total liabilities					32,290
Global Corporate Banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income		(68)	(81)		(82)
Global Corporate Banking [member] | Elimination of Intersegment Amounts [member] | Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income					(24)
Global Corporate Banking [member] | Elimination of Intersegment Amounts [member] | Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income					(58)
Corporate Centre [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income		32	(14)		27
Non-interest income		56	263		78
Total operating income		88	249		105
Operating expenses before impairment losses, provisions and (charges)/releases		(101)	(119)		2
Impairment (losses)/releases on loans and advances		20	3		36
Provisions for other liabilities and (charges)/releases		15	(21)		3
Total operating impairment losses, provisions and (charges)/releases		35	(18)		39
Profit before tax		22	112		146
Revenue from external customers		(730)	(684)		(1,019)
Customer loans		5,905	6,478		7,391
Total assets		69,772	68,253		52,023
Customer deposits		3,363	3,031		3,808
Total liabilities		83,413	83,556		75,224
Corporate Centre [member] | Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					(31)
Non-interest income					17
Total operating income					(14)
Profit before tax					(14)
Corporate Centre [member] | Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Net interest income					58
Non-interest income					61
Total operating income					119
Operating expenses before impairment losses, provisions and (charges)/releases					2
Impairment (losses)/releases on loans and advances					36
Provisions for other liabilities and (charges)/releases					3
Total operating impairment losses, provisions and (charges)/releases					39
Profit before tax					160
Revenue from external customers					(1,019)
Customer loans					7,391
Total assets					52,023
Customer deposits					3,808
Total liabilities					75,224
Corporate Centre [member] | Elimination of Intersegment Amounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income		£ 818	£ 933		1,124
Corporate Centre [member] | Elimination of Intersegment Amounts [member] | Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income					(14)
Corporate Centre [member] | Elimination of Intersegment Amounts [member] | Previously Stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Total operating income					£ 1,138

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.